Document and Entity Information	Feb. 22, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 22, 2023
Entity Registrant Name	NUBURU, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39489
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	7442 S Tucson Way
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	767-1400
Entity Information, Former Legal or Registered Name	Tailwind Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001814215
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1545 Courtney Ave
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
Common Stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BURU
Security Exchange Name	NYSEAMER
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BURU WS
Security Exchange Name	NYSEAMER